Note 5 - Stockholders' Equity - Schedule of Stock Warrants (Details) - $ / shares		Jun. 30, 2026		Dec. 31, 2025		Dec. 22, 2025	Sep. 30, 2025	Jul. 02, 2025	Mar. 25, 2025	Jul. 12, 2024	May 21, 2024
Number of Shares (in shares)		8,541,959		3,874,885
September 2021 Warrants [Member]
Number of Shares (in shares)		268		268
Exercise Price (in dollars per share)	[1]	$ 4,875		$ 4,875
May 2024 Common Warrants [Member]
Number of Shares (in shares)				64,228
Exercise Price (in dollars per share)				$ 8.22	[1]						$ 42
July 2024 Common Warrants [Member]
Number of Shares (in shares)				86,800
Exercise Price (in dollars per share)				$ 14.29	[1]					$ 71.5
August 2024 Warrants [Member]
Number of Shares (in shares)				107,025
Exercise Price (in dollars per share)	[1]			$ 32.75
March 2025 Common Warrants [Member]
Number of Shares (in shares)				137,405
Exercise Price (in dollars per share)				$ 32.75	[1]				$ 32.75
Warrants Issued in July 2025 Offering [Member]
Number of Shares (in shares)		490,000		729,200
Exercise Price (in dollars per share)		$ 4.35	[1]	$ 4.35	[1]			$ 16.25
Warrants Issued in September 2025 Offering [Member]
Number of Shares (in shares)		79,732		476,196
Exercise Price (in dollars per share)		$ 1.1877	[1]	$ 2.8543	[1]		$ 15.75
December 2025 Offering Warrants [Member]
Number of Shares (in shares)		223,899		2,273,763
Exercise Price (in dollars per share)		$ 1.1877	[1]	$ 2.8543	[1]	$ 6.125

[1]	* Reflects number of shares and exercise prices as adjusted for the January 2026 reverse stock split in accordance with terms contained within each respective warrant agreement.